RELATED PARTY TRANSACTIONS AND BALANCES (Additional Information) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Daqo Group [Member]
Notes Payable, Related Parties, Current		$ 4,200,000	$ 7,900,000
Unrecognized financing expense		800,000
Interest cost charged		$ 0
Xinjiang Daqo Investment [Member]
Percentage of sale of equity interest	4.40%
Proceeds from investment	$ 28,100,000